Long-Term Debt - Term Loan (Details) - USD ($) $ in Millions			1 Months Ended		6 Months Ended
	Dec. 17, 2020	Apr. 18, 2019	Jul. 31, 2021	May 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal amount				$ 53.5
Term loan
Debt Instrument [Line Items]
Principal amount	$ 5.2	$ 5.2		35.0	$ 15.0
Debt term	2 years	4 years
Effective interest rate (as a percent)						4.00%	5.50%
Borrowings				$ 15.0
Variable rate (as a percent)					9.00%
Term loan | Subsequent Event
Debt Instrument [Line Items]
Borrowings			$ 5.0
Term loan | Prime
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.25%	0.25%			5.75%